Capital Lease and Finance Obligations - Repayment of Capital Lease and Finance Obligations (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Year
Due within 1 year	CAD 121
Due in year 2	92
Due in year 3	76
Due in year 4	73
Due in year 5	81
Thereafter	1,979
Total	2,422
Less: Amounts representing imputed interest and executory costs on capital lease and finance obligations	(1,886)
Total capital lease and finance obligations	536
Less: Current installments	(76)	CAD (26)
Capital lease and finance obligations, noncurrent portion	460	CAD 487
Capital Leases
Year
Due within 1 year	116
Due in year 2	60
Due in year 3	61
Due in year 4	70
Due in year 5	46
Thereafter	1,976
Total	2,329
Finance Obligations
Year
Due within 1 year	5
Due in year 2	32
Due in year 3	15
Due in year 4	3
Due in year 5	35
Thereafter	3
Total	CAD 93